Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies
Schedule of changes in estimated fair value of liability

Balance as of December 31, 2022	$24,935
Change in contingent consideration	(24,026)
Change in fair value of contingent consideration	—
Balance as of December 31, 2023	$909